Share-Based Compensation - Schedule of Share and Dividend Equivalent Share Award Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of share equivalents
Balance at beginning of the period (in shares)	475,347	433,884	328,273
Granted (in shares)	167,573	146,166	179,041
Forfeited share equivalents (in shares)	(34,681)	(22,800)	(18,744)
Vested share equivalents (in shares)	(145,809)	(81,903)	(54,686)
Balance at end of the period (in shares)	462,430	475,347	433,884
Value of share equivalents
Balance at beginning of the period (in shares)	$ 30,826	$ 27,270	$ 16,125
Granted (in shares)	9,228	9,479	11,253
Forfeited share equivalents (in shares)	(1,910)	(1,479)	(1,178)
Vested share equivalents (in shares)	(9,288)	(5,512)	(2,937)
Balance at end of the period (in shares)	$ 25,466	$ 30,826	$ 27,270
Market price of Company's stock	$ 55.07	$ 64.85	$ 62.85